SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net, Oil & Gas Property, net, Full Cost Method & Asset retirement obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost ceiling write-downs on Oil & Gas Property, net	$ 0	$ 0	$ 0
Asset retirement obligations	$ 222,344	$ 103,704
Housing and welfare
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Production facilities
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Drilling and production tools
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years